Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2023
Derivative Instruments [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) and Reclassified As Payroll Expenses, Facility Expenses or Finance Expenses
	Net Notional amount		Fair value (Level 2 within the fair value hierarchy)
	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022
	(Unaudited)		(Unaudited)
Option contracts to hedge payroll
expenses NIS	$28,371	$31,833	$248	$173
expenses NIS	(28,371)	(31,833)	(578)	(596)
Forward contracts to hedge payroll
expenses NIS	676	5,598	(69)	(229)
	$676	$5,598	$(399)	$(652)

Schedule of Derivatives in Foreign Exchange Cash Flow Hedging Relationships	The fair value of the Company’s outstanding derivative instruments on June 30, 2023 and December 31, 2022 is summarized below:
		Fair value of derivative instruments
		June 30,	December 31,
		2023	2022
	Balance Sheet line item	(Unaudited)
Derivative liabilities:
Foreign exchange option contracts	Prepaid expenses and other current assets	$248	$173
Foreign exchange option contracts	Other account payable	(578)	(596)
Foreign exchange forward contracts	Other account payable	$(69)	$(229)
		Amount of gain reclassified from other comprehensive income into income (expenses), net of tax (effective portion)
		Six months ended June 30,
		2023	2022
	Statements of income line	(Unaudited)	(Unaudited)
Option contracts to hedge payroll expenses	Cost of revenues and operating expenses	$405	$395
Forward contracts to hedge payroll expenses	Cost of revenues, operating expenses and financial expenses	292	43
		$697	$438

Schedule of Derivative Instruments in Cash Flow Hedging Relationship on Income and Other Comprehensive Income	The effect of derivative instruments in cash flow hedging relationship on other comprehensive (loss) income for the six months ended June 30, 2023 and 2022, is summarized below:
	Amount of loss recognized in other comprehensive income (loss) on derivative, net of tax (effective portion)
	Six months ended June 30,
	2023	2022
	(Unaudited)	(Unaudited)
Derivatives in foreign exchange cash flow hedging relationships:
Forward contracts	$(151)	$(571)
Option contracts	(520)	(2,774)
	$(671)	$(3,345)